Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting
Number of segments									3
Segment reporting information
Net revenues	$ 31,394,000,000	$ 30,227,000,000	$ 30,714,000,000	$ 30,798,000,000	$ 28,317,000,000	$ 26,674,000,000	$ 26,414,000,000	$ 25,695,000,000	$ 123,133,000,000	$ 107,100,000,000	$ 95,778,000,000
Gross profit	6,297,000,000	5,647,000,000	5,449,000,000	5,113,000,000	5,555,000,000	5,178,000,000	5,086,000,000	4,742,000,000	22,506,000,000	20,561,000,000	20,219,000,000
Operating profit (loss)	2,302,000,000	1,814,000,000	1,708,000,000	1,404,000,000	1,957,000,000	1,584,000,000	1,484,000,000	1,305,000,000	7,228,000,000	6,330,000,000	6,137,000,000
Depreciation and amortization									1,753,000,000	1,568,000,000	1,469,000,000
Total assets	65,912,000,000				64,543,000,000				65,912,000,000	64,543,000,000	62,169,000,000
Goodwill	26,395,000,000				26,458,000,000				26,395,000,000	26,458,000,000	25,669,000,000
Additions to property and equipment									2,030,000,000	1,872,000,000	2,005,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									73,444,000,000	58,874,000,000	47,145,000,000
Gross profit									3,808,000,000	3,279,000,000	3,315,000,000
Operating profit (loss)									2,679,000,000	2,220,000,000	2,361,000,000
Depreciation and amortization									517,000,000	433,000,000	390,000,000
Total assets	36,057,000,000				35,704,000,000				36,057,000,000	35,704,000,000	32,254,000,000
Goodwill	19,646,000,000				19,657,000,000				19,646,000,000	19,657,000,000	18,868,000,000
Additions to property and equipment									422,000,000	461,000,000	234,000,000
Net revenues, retail co-payments									8,400,000,000	7,900,000,000	6,600,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									63,654,000,000	59,599,000,000	57,345,000,000
Gross profit									19,109,000,000	17,468,000,000	17,039,000,000
Operating profit (loss)									5,654,000,000	4,912,000,000	4,537,000,000
Depreciation and amortization									1,153,000,000	1,060,000,000	1,016,000,000
Total assets	29,183,000,000				28,323,000,000				29,183,000,000	28,323,000,000	28,927,000,000
Goodwill	6,749,000,000				6,801,000,000				6,749,000,000	6,801,000,000	6,801,000,000
Additions to property and equipment									1,555,000,000	1,353,000,000	1,708,000,000
Corporate Segment
Segment reporting information
Operating profit (loss)									(694,000,000)	(616,000,000)	(626,000,000)
Depreciation and amortization									83,000,000	75,000,000	63,000,000
Total assets	1,408,000,000				1,121,000,000				1,408,000,000	1,121,000,000	1,439,000,000
Additions to property and equipment									53,000,000	58,000,000	63,000,000
Intersegment Eliminations
Segment reporting information
Net revenues									(13,965,000,000)	(11,373,000,000)	(8,712,000,000)
Gross profit									(411,000,000)	(186,000,000)	(135,000,000)
Operating profit (loss)									(411,000,000)	(186,000,000)	(135,000,000)
Total assets	(736,000,000)				(605,000,000)				(736,000,000)	(605,000,000)	(451,000,000)
Number of type of transactions related to intersegment eliminations									2
Intersegment activity, net revenues									3,400,000,000	2,600,000,000	1,800,000,000
Intersegment activity, gross profit and operating profit									$ 411,000,000	$ 186,000,000	$ 135,000,000